BROKERAGE COMMISSION AND HANDLING CHARGE INCOME	12 Months Ended
Dec. 31, 2022
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME
BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

18.    BROKERAGE COMMISSION AND HANDLING CHARGE INCOME

	Year ended December 31,
	2020	2021	2022

	(HK$ in thousands)
Brokerage commission income	1,531,048	3,147,610	3,244,255
Handling charge income	459,090	765,417	763,387
Total	1,990,138	3,913,027	4,007,642